RELATED PARTY TRANSACTIONS - Transactions with existing related parties - Receivables (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended			14 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Related Party Transaction [Line Items]
Amount due from (to) related party			$ 3,553	$ 3,306		$ 3,553
Avenir
Related Party Transaction [Line Items]
Amount due from (to) related party			3,472	3,225		3,472
Avenir | Debt guarantee compensation
Related Party Transaction [Line Items]
Compensation amount			$ 100	500	$ 1,000
Avenir | Loan to related party
Related Party Transaction [Line Items]
Loan to related party		$ 5,300
Proceeds from short-term credit facility with Golar Partners						1,800
Related party transaction rate			5.00%
Avenir | Other
Related Party Transaction [Line Items]
Debt instrument, interest fee receivable			$ 143			143
Interest and commitment fee receivable				28
Magni Partners
Related Party Transaction [Line Items]
Amount due from (to) related party			$ 81	$ 81		$ 81
Avenir LNG | Loan to related party
Related Party Transaction [Line Items]
Maturity period of debt (in days or years)		1 year
Loans and lease term	3 years